Document and Entity Information	Jan. 27, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000882361
Document Type	8-K
Document Period End Date	Jan. 27, 2025
Entity Registrant Name	APTOSE BIOSCIENCES INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-32001
Entity Tax Identification Number	98-1136802
Entity Address, Address Line One	66 Wellington Street West
Entity Address, Address Line Two	Suite 5300
Entity Address, Address Line Three	TD Bank Tower, Box 48
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1E6
Entity Address, Country	CA
City Area Code	(647)
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false